Income and expenses - Revenue per type of good or service (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue by category [line items]
Revenue	€ 266,765	€ 256,127	€ 232,023
Software revenue (non-medical)
Disclosure of revenue by category [line items]
Revenue	43,899	44,442	43,688
Software revenue (medical)
Disclosure of revenue by category [line items]
Revenue	33,756	31,700	27,074
Medical devices and services
Disclosure of revenue by category [line items]
Revenue	82,602	69,676	57,772
Manufacturing
Disclosure of revenue by category [line items]
Revenue	€ 106,508	€ 110,310	€ 103,489